SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Customers Accounting for Ten Percent or More of Notes Receivable) (Details) - Notes Receivable [Member] - Credit Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014
Customer A [Member]
Concentration Risk [Line Items]
Percentage of receivable from customer	46.40%		52.10%
Customer B [Member]
Concentration Risk [Line Items]
Percentage of receivable from customer	12.70%
Customer C [Member]
Concentration Risk [Line Items]
Percentage of receivable from customer	10.50%		21.30%
Customer D [Member]
Concentration Risk [Line Items]
Percentage of receivable from customer		[1]	13.70%

[1]	The amount was less than 10%.